Borrowings - Summary of Borrowings (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 3,013	€ 2,356
Current	37	32
Non-current	2,976	2,325
Fair value of borrowings	3,076	2,459
Capital funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	1,533	763
Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 1,480	€ 1,593